Supplemental Oil and Natural Gas Information (unaudited)	12 Months Ended
Dec. 31, 2014
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Supplemental Oil and Natural Gas Information (unaudited)

Note 17—Supplemental Oil and Natural Gas Information (unaudited)

(a) Capitalized Costs

A summary of the Company’s capitalized costs are contained in the table below (in thousands):

	December 31,
	2014	2013
Oil and natural gas properties:
Proved properties	$1,044,469	$926,812
Unproved properties	802,112	97,528

Total oil and natural gas properties	1,846,581	1,024,340
Less accumulated depreciation, depletion and amortization	(131,857)	(8,596)

Net oil and natural gas properties	$1,714,724	$1,015,744

(b) Costs Incurred in Oil and Natural Gas Property Acquisition and Development Activities

A summary of the Company’s cost incurred in oil and natural gas property acquisition and development activities is set forth below (in thousands):

	December 31,
	2014	2013	2012
Acquisition costs:
Proved properties	$—	$40,914	$2,498
Unproved properties	134,156	621,039	158,131
Development cost	714,796	258,825	16,344
Exploration cost	21,186	3,022	3,899

Total acquisition, development and exploration costs	$870,138	$923,800	$180,872

(c) Reserve Quantity Information

The following information represents estimates of the Company’s proved reserves as of December 31, 2014 and December 31, 2013, which have been prepared and presented under SEC rules. These rules require companies to prepare their reserve estimates using specified reserve definitions and pricing based on a 12-month unweighted average of the first-day-of-the-month pricing. The pricing that was used for estimates of the Company’s reserves as of December 31, 2014 and December 31, 2013 was based on an unweighted average 12-month average West Texas Intermediate posted price per Bbl for oil and NGLs and a Henry Hub spot natural gas price per MMBtu for natural gas.

Subject to limited exceptions, proved undeveloped reserves may only be booked if they relate to wells scheduled to be drilled within five years of the date of booking. This requirement may limit the Company’s potential to record additional proved undeveloped reserves as it pursues its drilling program, particularly as it develops its significant acreage in the Appalachian Basin of Ohio. Moreover, the Company may be required to write down its proved undeveloped reserves if it does not drill on those reserves within the required five-year timeframe. The Company does not have any proved undeveloped reserves which have remained undeveloped for five years or more.

The Company’s proved oil and natural gas reserves are all located in the United States, within the State of Ohio. All of the estimates of the proved reserves at December 31, 2014 and December 31, 2013, were prepared by Netherland, Sewell & Associates, Inc. (“NSAI”), independent petroleum engineers. Proved reserves were estimated in accordance with the guidelines established by the SEC and the FASB.

Oil and natural gas reserve quantity estimates are subject to numerous uncertainties inherent in the estimation of quantities of proved reserves and in the projection of future rates of production and the timing of development expenditures. The accuracy of such estimates is a function of the quality of available data and of engineering and geological interpretation and judgment. Results of subsequent drilling, testing and production may cause either upward or downward revision of previous estimates.

Further, the volumes considered to be commercially recoverable fluctuate with changes in prices and operating costs. The Company emphasizes that reserve estimates are inherently imprecise and that estimates of new discoveries are more imprecise than those of currently producing oil and natural gas properties. Accordingly, these estimates are expected to change as additional information becomes available in the future.

The following table provides a roll-forward of the total proved reserves for the year ended December 31, 2014, 2013, and 2012 as well as proved developed and proved undeveloped reserves at the beginning and end of each respective year:

	Natural Gas (MMCF)	Natural Gas Liquids (MBbl)	Oil (MBbl)	TOTAL (MMcfe)
End of year, December 31, 2011	—	—	—	—
Extensions and discoveries	2,963.8	177.0	390.5	6,368.9
Production	(7.7)	—	(4.5)	(34.7)

End of year, December 31, 2012	2,956.1	177.0	386.0	6,334.2
Revisions	2,645.0	52.1	(163.2)	1,978.4
Extensions and discoveries	41,215.5	1,710.6	1,323.3	59,419.0
Acquisition of reserves	6,646.6	—	958.5	12,397.6
Production	(1,118.8)	(1.3)	(87.2)	(1,650.2)

End of year, December 31, 2013	52,344.4	1,938.4	2,417.4	78,478.6
Revisions	(12,091.2)	(739.7)	(462.6)	(19,305.3)
Extensions and discoveries	235,816.9	10,216.3	4,337.5	323,140.1
Production	(19,760.2)	(536.0)	(594.9)	(26,545.5)

End of year, December 31, 2014	256,309.9	10,879.0	5,697.4	355,767.9

Proved developed reserves:
December 31, 2012	1,289.6	64.6	174.5	2,724.0
December 31, 2013	27,880.3	1,056.2	1,708.1	44,466.6
December 31, 2014	132,959.5	6,758.6	3,880.9	196,796.4
Proved undeveloped reserves:
December 31, 2012	1,666.6	112.4	211.5	3,610.1
December 31, 2013	24,464.1	882.2	709.2	34,012.0
December 31, 2014	123,350.4	4,120.4	1,816.4	158,971.5

Extensions and discoveries of 323,140.1 MMCFE and 59,419 MMCFE during the years ended December 31, 2014 and December 31, 2013, respectively, resulted primarily from the drilling of new wells during each year and from new proved undeveloped locations added during each year.

(d) Standardized Measure of Discounted Future Net Cash Flows

The standardized measure of discounted future net cash flows does not purport to be, nor should it be interpreted to present, the fair value of the oil and natural gas reserves of the property. An estimate of fair value would take into account, among other things, the recovery of reserves not presently classified as proved, the value of unproved properties, and consideration of expected future economic and operating conditions. The estimates of future cash flows and future production and development costs as of December 31, 2014 and 2013 are based on the unweighted arithmetic average first-day-of-the-month price for the preceding 12-month period. Estimated future production of proved reserves and estimated future production and development costs of proved reserves are based on current costs and economic conditions. All wellhead prices are held flat over the forecast period for all reserve categories. The estimated future net cash flows are then discounted at a rate of 10%. The standardized measure of discounted future net cash flows relating to proved oil and natural gas reserves is as follows at December 31, 2014 and 2013 (in thousands):

	December 31,
	2014	2013	2012
Future cash inflows (total revenues)	$1,870,319	$479,527	$50,614
Future production costs (severance and ad valorem taxes plus LOE)	(728,041)	(116,161)	(6,448)
Future development costs (capital costs)	(350,187)	(76,511)	(8,015)
Future income tax expense	(277,500)	—	—

Future net cash flows	514,591	286,855	36,151
10% annual discount for estimated timing of cash flows	(183,934)	(131,560)	(14,257)

Standardized measure of Discounted Future Net Cash Flow	$330,657	$155,295	$21,894

It is not intended that the FASB’s standardized measure of discounted future net cash flows represent the fair market value of the Company’s proved reserves. The Company cautions that the disclosures shown are based on estimates of proved reserve quantities and future production schedules which are inherently imprecise and subject to revision, and the 10% discount rate is arbitrary. In addition, costs and prices as of the measurement date are used in the determinations, and no value may be assigned to probable or possible reserves.

(e) Changes in the Standardized Measure of Discounted Future Net Cash Flows

A summary of the changes in the standardized measure of discounted future net cash flows are contained in the table below (in thousands):

	December 31,
	2014	2013	2012
Standardized Measure, beginning of the year	$155,295	$21,894	$—
Net change in prices and production costs	(52,642)	(5,354)	354
Net change in future development costs	(2,122)	(1,148)	—
Sales, Less production costs	(104,099)	(10,281)	(354)
Extensions	491,067	106,720	21,894
Acquisitions	—	28,984	—
Revisions of previous quantity estimates	(38,201)	8,354	—
Previously estimated development costs incurred	16,807	—	—
Accretion of discount	15,529	2,189	—
Net change in taxes	(178,732)	—	—
Changes in timing and other	27,755	3,937	—

Period Balance	$330,657	$155,295	$21,894